UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21820
Eaton Vance Credit Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	July 31, 2006

Item 1. Schedule of Investments

Eaton Vance Credit Opportunites Fund                                                                                               as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 90.1% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.5%
	Awas Capital, Inc.
$980,054	Term Loan, 11.50%, Maturing March 22, 2013	$987,404
	Delta Air Lines, Inc.
1,000,000	Term Loan, 10.02%, Maturing March 16, 2008	1,019,375
		$2,006,779
Air Transport — 0.8%
	United Airlines, Inc.
875,000	Term Loan, 8.63%, Maturing February 1, 2012	886,029
125,000	Term Loan, 9.19%, Maturing February 1, 2012	126,576
		$1,012,605
Automotive — 4.9%
	Dana Corp.
1,000,000	DIP Loan, 7.65%, Maturing April 13, 2008	1,001,979
	Dayco Products, LLC
2,000,000	Term Loan, 11.29%, Maturing December 31, 2011	2,042,500
	Dura Operating Corp.
1,000,000	Term Loan, 9.11%, Maturing May 3, 2011	1,007,500
	Goodyear Tire & Rubber Co.
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,009,625
	Insurance Auto Auctions, Inc.
500,000	Term Loan, 7.90%, Maturing May 19, 2012 (2)	502,344
	R.J. Tower Corp.
1,000,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,012,813
		$6,576,761
Beverage and Tobacco — 1.5%
	Le-Nature’s, Inc.
997,494	Term Loan, 7.90%, Maturing June 23, 2010	1,008,092
	Sunny Delight Beverages Co.
978,723	Term Loan, 11.39%, Maturing August 20, 2010	969,548
		$1,977,640
Building and Development — 3.0%
	LNR Property Corp.
2,000,000	Term Loan, 8.11%, Maturing July 3, 2011	2,012,084
	TRU 2005 RE Holding Co.
1,000,000	Term Loan, 8.35%, Maturing December 9, 2008	995,625
	United Subcontractors, Inc.
1,000,000	Term Loan, 12.86%, Maturing May 27, 2013	1,000,000
		$4,007,709

Business Equipment and Services — 10.1%
		Affinion Group, Inc.
$2,000,000		Term Loan, 7.93%, Maturing October 17, 2012	$2,011,876
		Allied Security Holdings, LLC
1,000,000		Term Loan, 10.25%, Maturing June 30, 2010	1,006,250
		Aspect Software, Inc.
2,000,000		Term Loan, 12.56%, Maturing July 11, 2013	2,002,500
		Audatex North America, Inc.
1,000,000	EUR	Term Loan, 8.58%, Maturing January 13, 2013	1,304,863
		Buhrmann US, Inc.
1,670,422	EUR	Term Loan, 4.71%, Maturing December 23, 2010	2,161,020
		Quintiles Transnational Corp.
2,000,000		Term Loan, 9.50%, Maturing March 31, 2014	2,028,750
		RGIS Holdings, LLC
997,575		Term Loan, 8.00%, Maturing February 15, 2013	996,328
		Sungard Data Systems, Inc.
1,994,962		Term Loan, 7.66%, Maturing February 11, 2013	2,006,184
			$13,517,771
Cable and Satellite Television — 4.4%
		Charter Communications Operating, LLC
2,006,209		Term Loan, 8.13%, Maturing April 28, 2013	2,011,593
		PKS Media (Netherlands) B.V.
1,000,000	EUR	Term Loan, 5.74%, Maturing October 5, 2013	1,294,566
1,000,000	EUR	Term Loan, 6.24%, Maturing October 5, 2014	1,300,650
		UPC Broadband Holding B.V.
500,000	EUR	Term Loan, 5.51%, Maturing March 31, 2013	637,177
500,000	EUR	Term Loan, 5.51%, Maturing December 31, 2013	637,868
			$5,881,854
Chemicals and Plastics — 5.7%
		Brenntag Holding GmbH and Co. KG
2,000,000		Term Loan, 12.08%, Maturing December 23, 2015	2,043,750
		Ineos Group Holdings PLC
2,000,000	EUR	Term Loan, 6.66%, Maturing December 14, 2012	2,572,861
		Rockwood Specialties Group, Inc.
994,949		Term Loan, 7.49%, Maturing December 10, 2012	998,266
		Solo Cup Co.
1,000,000		Term Loan, 9.66%, Maturing March 31, 2012	1,010,000
		Solutia, Inc.
1,000,000		DIP Loan, 8.72%, Maturing March 31, 2007	1,006,875
			$7,631,752

Conglomerates — 1.1%
		Johnson Diversey, Inc.
$455,341		Term Loan, 7.63%, Maturing November 3, 2009	$458,827
		Polymer Group, Inc.
997,494		Term Loan, 7.74%, Maturing November 22, 2012	1,000,403
			$1,459,230
Containers and Glass Products — 2.5%
		Bluegrass Container Company
484,848		Term Loan, 0.00%, Maturing December 30, 2013 (2)	491,515
1,515,152		Term Loan, 10.40%, Maturing December 30, 2013	1,535,985
		JSG Acquisitions
500,000	EUR	Term Loan, 5.56%, Maturing December 31, 2014	648,444
500,000	EUR	Term Loan, 6.06%, Maturing December 31, 2014	648,444
			$3,324,388
Drugs — 0.7%
		Warner Chilcott Corp.
24,326		Term Loan, 7.63%, Maturing January 12, 2012	24,379
121,629		Term Loan, 7.80%, Maturing January 12, 2012	121,895
213,728		Term Loan, 7.61%, Maturing January 18, 2012	214,240
98,736		Term Loan, 7.61%, Maturing January 18, 2012	98,973
530,406		Term Loan, 7.62%, Maturing January 18, 2012	531,677
			$991,164
Ecological Services and Equipment — 1.4%
		PHS Group PIC
500,000	GBP	Term Loan, 7.02%, Maturing July 5, 2010	938,582
500,000	GBP	Term Loan, 7.52%, Maturing July 5, 2011	944,961
			$1,883,543
Electronics/Electrical — 3.5%
		Network Solutions, LLC
997,494		Term Loan, 10.50%, Maturing January 9, 2012	1,009,962
		Open Solutions, Inc.
900,000		Term Loan, 11.78%, Maturing March 3, 2012	923,625
		Rayovac Corp.
1,828,974		Term Loan, 8.33%, Maturing February 7, 2012	1,831,260
		Telcordia Technologies, Inc.
997,475		Term Loan, 7.73%, Maturing September 15, 2012	963,810
			$4,728,657
Financial Intermediaries — 0.7%
		LPL Holdings, Inc.
997,494		Term Loan, 8.67%, Maturing June 30, 2013	1,009,339
			$1,009,339

Food Products — 2.4%
		Black Lion Beverages III B.V.
2,000,000	EUR	Term Loan, 7.69%, Maturing January 24, 2016	$2,612,386
		Picard Surgeles S.A.
500,000	EUR	Term Loan, 5.44%, Maturing June 4, 2014	643,110
			$3,255,496
Food Service — 1.5%
		QCE Finance, LLC
2,000,000		Term Loan, 11.25%, Maturing November 5, 2013	2,031,250
			$2,031,250
Food/Drug Retailers — 1.5%
		Roundy’s Supermarkets, Inc.
997,494		Term Loan, 8.23%, Maturing November 3, 2011	1,007,885
		The Jean Coutu Group (PJC), Inc.
997,236		Term Loan, 8.00%, Maturing July 30, 2011	1,000,126
			$2,008,011
Forest Products — 1.4%
		Georgia Pacific Corp.
1,000,000		Term Loan, 8.30%, Maturing December 23, 2013	1,009,866
		NewPage Corp.
904,266		Term Loan, 8.50%, Maturing May 2, 2011	911,048
			$1,920,914
Healthcare — 7.2%
		FHC Health Systems, Inc.
2,000,000		Term Loan, 11.49%, Maturing June 27, 2008	2,070,000
		HealthSouth Corp.
2,000,000		Term Loan, 8.52%, Maturing March 10, 2013	1,998,888
		Matria Healthcare, Inc.
2,000,000		Term Loan, 11.94%, Maturing January 19, 2007	2,032,500
		Moon Acquisition Co. AB
1,000,000	EUR	Term Loan, 5.46%, Maturing November 4, 2013	1,296,887
500,000	EUR	Term Loan, 5.56%, Maturing November 4, 2013	647,640
500,000	EUR	Term Loan, 6.06%, Maturing November 4, 2014	650,617
		National Mentor Holdings, Inc.
56,000		Term Loan, 7.84%, Maturing June 29, 2013	56,175
944,000		Term Loan, 7.90%, Maturing June 29, 2013	946,950
			$9,699,657
Industrial Equipment — 0.8%
		Aearo Technologies, Inc.
1,000,000		Term Loan, 11.96%, Maturing September 24, 2013	1,018,125
			$1,018,125

Insurance — 1.5%
		CCC Information Services Group
$2,000,000		Term Loan, 8.00%, Maturing February 10, 2013	$2,010,416
			$2,010,416
Leisure Goods/Activities/Movies — 3.7%
		Bombardier Recreational Product
2,000,000		Term Loan, 8.24%, Maturing June 28, 2013	1,998,750
		Carmike Cinemas, Inc.
997,482		Term Loan, 8.52%, Maturing May 19, 2012	1,003,923
997,481		Term Loan, 8.94%, Maturing May 19, 2012	1,003,591
		Six Flags Theme Parks, Inc.
997,455		Term Loan, 8.36%, Maturing June 30, 2009	1,006,985
			$5,013,249
Lodging and Casinos — 5.9%
		Alliance Gaming Corp.
1,994,396		Term Loan, 9.33%, Maturing September 5, 2009	2,001,875
		Fairmont Hotels and Resorts, Inc.
2,000,000		Term Loan, 8.61%, Maturing May 12, 2011	2,012,500
		Gala Electric Casinos, Ltd.
1,000,000	GBP	Term Loan, 7.76%, Maturing December 12, 2014	1,890,898
		Resorts International Holdings, LLC
997,629		Term Loan, 9.50%, Maturing April 26, 2012	1,005,485
		VML US Finance, LLC
1,000,000		Term Loan, 8.20%, Maturing May 25, 2013	1,004,688
			$7,915,446
Nonferrous Metals/Minerals — 0.7%
		Magnum Coal Co.
90,909		Term Loan, 8.65%, Maturing March 15, 2013	91,307
906,818		Term Loan, 8.75%, Maturing March 15, 2013	910,786
			$1,002,093
Oil and Gas — 5.3%
		Coffeyville Resources, LLC
2,000,000		Term Loan, 12.19%, Maturing June 24, 2013	2,056,876
		Concho Resources, Inc.
2,000,000		Term Loan, 9.50%, Maturing July 6, 2011 (3)	1,990,600
		Primary Natural Resources, Inc.
2,000,000		Term Loan, 9.50%, Maturing July 28, 2010 (3)	1,996,200
		Targa Resources, Inc.
803,644		Term Loan, 7.39%, Maturing October 31, 2012	806,011
194,332		Term Loan, 7.75%, Maturing October 31, 2012	194,904
			$7,044,591

Publishing — 3.5%
		Gatehouse Media Operating, Inc.
$400,000		Term Loan, 7.59%, Maturing June 6, 2013	$399,625
		Philadelphia Newspapers, LLC
1,000,000		Term Loan, 8.09%, Maturing June 29, 2013	1,003,750
		Springer Science+Business Media
536,240	EUR	Term Loan, 5.63%, Maturing May 5, 2011	693,541
231,880	EUR	Term Loan, 6.00%, Maturing May 5, 2012	301,216
231,880	EUR	Term Loan, 6.00%, Maturing May 5, 2012	301,277
		Xsys, Inc.
1,500,000	EUR	Term Loan, 8.81%, Maturing September 27, 2015	1,954,902
			$4,654,311
Radio and Television — 3.4%
		Cequel Communications, LLC
1,000,000		Term Loan, 11.35%, Maturing May 5, 2014	961,667
		P7S1 Holding II S.A.R.L.
2,000,000	EUR	Term Loan, 6.84%, Maturing July 18, 2011	2,552,300
		Patriot Media and Communications CNJ, LLC
1,000,000		Term Loan, 10.35%, Maturing October 4, 2013	1,022,500
			$4,536,467
Retailers (Except Food and Drug) — 1.9%
		Neiman Marcus Group, Inc.
500,000		Term Loan, 7.77%, Maturing April 5, 2013	505,000
		Pep Boys — Manny, Moe & Jack, (The)
1,995,000		Term Loan, 8.21%, Maturing January 27, 2011	2,011,209
			$2,516,209
Surface Transport — 1.5%
		Sirva Worldwide, Inc.
$1,000,000		Term Loan, 9.97%, Maturing December 1, 2010	968,750
		Vanguard Car Rental USA
1,000,000		Term Loan, 8.32%, Maturing June 14, 2013	1,004,375
			$1,973,125
Telecommunications — 3.0%
		Crown Castle Operating Co.
1,000,000		Term Loan, 7.65%, Maturing June 1, 2014	1,005,625
		NTelos, Inc.
997,480		Term Loan, 7.65%, Maturing August 24, 2011	997,230
		Triton PCS, Inc.
997,468		Term Loan, 8.65%, Maturing November 18, 2009	1,005,947
		Westcom Corp.
1,000,000		Term Loan, 12.54%, Maturing June 17, 2011	1,008,750
			$4,017,552

Utilities — 3.1%
	Astoria Generating Co.
2,000,000	Term Loan, 9.20%, Maturing February 23, 2013	$2,004,822
	BRSP, LLC
1,000,000	Term Loan, 8.58%, Maturing July 13, 2009	1,000,000
	Calpine Corp.
1,095,745	DIP Loan, 9.50%, Maturing February 27, 2008	1,112,638
		$4,117,460
Total Senior, Floating Rate Interests (identified cost $120,677,822)		$120,743,564

Corporate Bonds & Notes — 23.1%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.0%
	Argo Tech Corp., Sr. Notes
$20	9.25%, 6/1/11	$20,750
		$20,750
Automotive — 4.5%
	Altra Industrial Motion, Inc.
1,000	9.00%, 12/1/11	1,010,000
	Ford Motor Credit Co.
2,000	6.625%, 6/16/08	1,927,442
	General Motors Acceptance Corp.
1,000	6.125%, 1/22/08	983,318
255	8.00%, 11/1/31	250,747
	Tenneco Automotive, Inc., Series B
$1,000	10.25%, 7/15/13	1,095,000
	Visteon Corp., Sr. Notes
1,000	7.00%, 3/10/14	820,000
		$6,086,507
Building and Development — 0.2%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
155	8.329%, 6/15/12	155,775
	Interline Brands, Inc., Sr. Sub. Notes
50	8.125%, 6/15/14	50,625
	Nortek, Inc., Sr. Sub. Notes
70	8.50%, 9/1/14	65,800
		$272,200
Business Equipment and Services — 1.7%
	Education Management, LLC, Sr. Sub. Notes
1,045	10.25%, 6/1/16 (4)	1,060,675

	Hertz Corp., Sr. Notes
1,070	8.875%, 1/1/14 (4)	$1,120,825
	Sungard Data Systems, Inc.
34	10.25%, 8/15/15	34,637
		$2,216,137
Cable and Satellite Television — 1.4%
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
75	9.62%, 4/1/09	80,250
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
700	8.75%, 11/15/13	698,250
	CSC Holdings, Inc., Series B
50	8.125%, 8/15/09	51,437
	National Cable PLC
1,000	8.75%, 4/15/14	1,020,000
	National Cable PLC, Sr. Notes
70	9.125%, 8/15/16	71,225
		$1,921,162
Chemicals and Plastics — 0.5%
	Equistar Chemical, Sr. Notes
40	10.625%, 5/1/11	43,200
	Ineos Group Holdings PLC
600	8.50%, 2/15/16 (4)	565,500
		$608,700
Clothing/Textiles — 0.9%
	Levi Strauss & Co., Sr. Notes
50	9.75%, 1/15/15	51,500
100	8.875%, 4/1/16	97,500
	Oxford Industries, Inc., Sr. Notes
$1,000	8.875%, 6/1/11	$1,010,000
		$1,159,000
Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
25	9.50%, 4/15/14	25,625
		$25,625
Electronics/Electrical — 0.0%
	Avago Technologies Finance PTE, Sr. Notes
50	10.125%, 12/1/13 (4)	52,750
		$52,750
Food Products — 0.8%
	Nutro Products, Inc., Sr. Notes, Variable Rate
1,000	9.23%, 10/15/13 (4)	1,030,000
		$1,030,000

Food Service — 0.7%
	NPC International, Inc., Sr. Sub. Notes
1,000	9.50%, 5/1/14 (4)	$965,000
		$965,000
Food/Drug Retailers — 0.1%
	Rite Aid Corp.
85	6.125%, 12/15/08 (4)	83,087
		$83,087
Forest Products — 0.1%
	Stone Container Corp.
100	7.375%, 7/15/14	89,500
		$89,500
Healthcare — 1.9%
	Multiplan, Inc., Sr. Sub. Notes
1,000	10.375%, 4/15/16 (4)	1,015,000
	National Mentor Holdings, Inc., Sr. Sub. Notes
70	11.25%, 7/1/14 (4)	71,575
	Triad Hospitals, Inc., Sr. Notes
70	7.00%, 5/15/12	69,912
	Triad Hospitals, Inc., Sr. Sub. Notes
85	7.00%, 11/15/13	81,600
	US Oncology, Inc.
335	10.75%, 8/15/14	365,150
	VWR International, Inc., Sr. Sub. Notes
1,000	8.00%, 4/15/14	987,500
		$2,590,737
Leisure Goods/Activities/Movies — 1.8%
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
$2,000	12.00%, 8/15/14	1,485,000
	Six Flags Theme Parks, Inc., Sr. Notes
1,020	9.625%, 6/1/14	930,750
		$2,415,750
Lodging and Casinos — 1.7%
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	47,187
	Trump Entertainment Resorts, Inc.
2,000	8.50%, 6/1/15	1,930,000
	Waterford Gaming, LLC, Sr. Notes
335	8.625%, 9/15/12 (4)	355,938
		$2,333,125
Oil and Gas — 2.9%
	Allis-Chalmers Energy, Inc., Sr. Notes
1,000	9.00%, 1/15/14 (4)	1,010,000

	Kinder Morgan Finance Co.
145	5.35%, 1/5/11	$135,649
	Petrohawk Energy Corp., Sr. Notes
1,320	9.125%, 7/15/13 (4)	1,356,300
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	109,250
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14 (4)	29,250
	Stewart & Stevenson, LLC, Sr. Notes
95	10.00%, 7/15/14 (4)	96,900
	United Refining Co., Sr. Notes
1,000	10.50%, 8/15/12	1,060,000
		$3,797,349
Publishing — 0.0%
	Houghton Mifflin Co., Sr. Sub. Notes
50	9.875%, 2/1/13	52,063
		$52,063
Radio and Television — 1.6%
	Advanstar Communications, Inc.
2,005	10.75%, 8/15/10	2,160,408
		$2,160,408
Rail Industries — 0.0%
	Kansas City Southern Railway Co.
35	9.50%, 10/1/08	36,838
		$36,838
Retailers (Except Food and Drug) — 0.9%
	GameStop Corp.
$105	8.00%, 10/1/12	107,100
	Neiman Marcus Group, Inc.
1,000	9.00%, 10/15/15	1,058,750
20	10.375%, 10/15/15	21,325
		$1,187,175
Telecommunications — 1.3%
	Intelsat Bermuda Ltd.
120	9.25%, 6/15/16 (4)	123,300
	Intelsat Bermuda Ltd., Sr. Notes
135	11.25%, 6/15/16 (4)	137,025
	Intelsat Ltd., Sr. Notes
1,050	5.25%, 11/1/08	989,625
	Qwest Capital Funding, Inc.
40	7.00%, 8/3/09	39,900
	Qwest Communications International, Inc., Sr. Notes
25	7.50%, 11/1/08	25,031

	Windstream Corp., Sr. Notes
145	8.125%, 8/1/13 (4)	$151,525
290	8.625%, 8/1/16 (4)	303,050
		$1,769,456
Utilities — 0.1%
	NRG Energy, Inc.
50	7.25%, 2/1/14	49,063
	NRG Energy, Inc., Sr. Notes
25	7.375%, 2/1/16	24,500
		$73,563
Total Corporate Bonds & Notes (identified cost, $30,937,305)		$30,946,882

Closed-End Investment Companies — 2.6%

Shares	Security	Value
56,948	First Trust / Four Corners Senior Floating Rate Income Fund II	$1,018,230
75,873	Nuveen Floating Rate Income Opportunities Fund	1,009,111
44,369	Nuveen Senior Income Fund	361,607
54,466	Pioneer Floating Rate Trust	1,031,042
5,000	Van Kampen Senior Income Trust	41,900
Total Closed-End Investment Companies (identified cost, $3,419,542)		$3,461,890
Total Investments — 115.8% (identified cost $155,034,669)		$155,152,336
Less Unfunded Loan Commitments — (0.4)%		$(560,935)
Net Investments — 115.4% (identified cost $154,473,734)		$154,591,401
Other Assets, Less Liabilities — (15.4)%		$(20,620,860)
Net Assets — 100.0%		$133,970,541

EUR	—	Euro
GBP	—	British Pound

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Fund may enter into certain credit agrements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $9,527,700 or 7.1% of the net assets.

A summary of financial instruments at July 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
08/31/06	British Pound 2,030,805	United States Dollar 3,785,931	$(8,023)
08/31/06	Euro 18,023,783	United States Dollar 22,992,905	(51,654)
			$(59,677)

At July 31, 2006, the Fund had sufficient cash and/or securities segregated to cover potential obligations arising from forward foreign currency exchange contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,518,240
Gross unrealized appreciation	$709,027
Gross unrealized depreciation	(635,866)
Net unrealized depreciation	$73,161

The net unrealized depreciation on foreign currency and forward foreign currency exchange contracts at July 31, 2006 was $57,376.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer
Date:	September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer
Date:	September 25, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 25, 2006